RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Financial Instrument Asset & Liabilities Designated as Hedging and Non-hedging (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	$ (1,392)	$ (257)	$ (654)
Less: current portion	317	164
Long-term portion	(1,075)	(97)
Energy derivative contracts
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	12	(198)	(132)
Interest rate swaps
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	135	247	(63)
Foreign exchange swaps
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	(284)	(61)	25
Investments in debt and equity securities
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	171	296	0
Tax equity
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	(935)	(353)	(455)
IFRS 9 PPAs
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	(491)	(188)	$ (29)
Financial Instruments Assets
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	425	587
Less: current portion	(124)	(106)
Long-term portion	301	481
Financial Instruments Assets | Energy derivative contracts
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	86	33
Financial Instruments Assets | Interest rate swaps
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	159	261
Financial Instruments Assets | Foreign exchange swaps
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	0	0
Financial Instruments Assets | Investments in debt and equity securities
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	171	292
Financial Instruments Assets | Tax equity
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	0	0
Financial Instruments Assets | IFRS 9 PPAs
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	9	1
Financial Instruments Liabilities
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	(1,817)	(848)
Less: current portion	441	270
Long-term portion	(1,376)	(578)
Financial Instruments Liabilities | Energy derivative contracts
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	(74)	(231)
Financial Instruments Liabilities | Interest rate swaps
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	(24)	(14)
Financial Instruments Liabilities | Foreign exchange swaps
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	(284)	(61)
Financial Instruments Liabilities | Investments in debt and equity securities
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	0	0
Financial Instruments Liabilities | Tax equity
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	(935)	(353)
Financial Instruments Liabilities | IFRS 9 PPAs
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	(500)	(189)
Designated and not Designated as Hedging Instruments
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	(1,392)	(261)
Designated and not Designated as Hedging Instruments | Energy derivative contracts
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	12	(198)
Designated and not Designated as Hedging Instruments | Interest rate swaps
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	135	247
Designated and not Designated as Hedging Instruments | Foreign exchange swaps
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	(284)	(61)
Designated and not Designated as Hedging Instruments | Investments in debt and equity securities
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	171	292
Designated and not Designated as Hedging Instruments | Tax equity
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	(935)	(353)
Designated and not Designated as Hedging Instruments | IFRS 9 PPAs
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	(491)	(188)
Designated Hedging Instrument | Financial Instruments Assets
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	225	234
Designated Hedging Instrument | Financial Instruments Assets | Energy derivative contracts
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	102	12
Designated Hedging Instrument | Financial Instruments Assets | Interest rate swaps
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	123	222
Designated Hedging Instrument | Financial Instruments Assets | Foreign exchange swaps
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	0	0
Designated Hedging Instrument | Financial Instruments Assets | Investments in debt and equity securities
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	0	0
Designated Hedging Instrument | Financial Instruments Assets | Tax equity
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	0	0
Designated Hedging Instrument | Financial Instruments Assets | IFRS 9 PPAs
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	0	0
Designated Hedging Instrument | Financial Instruments Liabilities
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	(329)	(197)
Designated Hedging Instrument | Financial Instruments Liabilities | Energy derivative contracts
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	0	(37)
Designated Hedging Instrument | Financial Instruments Liabilities | Interest rate swaps
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	(21)	(14)
Designated Hedging Instrument | Financial Instruments Liabilities | Foreign exchange swaps
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	(268)	(52)
Designated Hedging Instrument | Financial Instruments Liabilities | Investments in debt and equity securities
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	0	0
Designated Hedging Instrument | Financial Instruments Liabilities | Tax equity
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	0	0
Designated Hedging Instrument | Financial Instruments Liabilities | IFRS 9 PPAs
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	(40)	(94)
Not Designated as Hedging Instrument | Financial Instruments Assets | Fair value through profit & loss
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	29	61
Not Designated as Hedging Instrument | Financial Instruments Assets | Fair value through OCI
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	171	292
Not Designated as Hedging Instrument | Financial Instruments Assets | Energy derivative contracts | Fair value through profit & loss
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	(16)	21
Not Designated as Hedging Instrument | Financial Instruments Assets | Energy derivative contracts | Fair value through OCI
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	0	0
Not Designated as Hedging Instrument | Financial Instruments Assets | Interest rate swaps | Fair value through profit & loss
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	36	39
Not Designated as Hedging Instrument | Financial Instruments Assets | Interest rate swaps | Fair value through OCI
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	0	0
Not Designated as Hedging Instrument | Financial Instruments Assets | Foreign exchange swaps | Fair value through profit & loss
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	0	0
Not Designated as Hedging Instrument | Financial Instruments Assets | Foreign exchange swaps | Fair value through OCI
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	0	0
Not Designated as Hedging Instrument | Financial Instruments Assets | Investments in debt and equity securities | Fair value through profit & loss
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	0	0
Not Designated as Hedging Instrument | Financial Instruments Assets | Investments in debt and equity securities | Fair value through OCI
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	171	292
Not Designated as Hedging Instrument | Financial Instruments Assets | Tax equity | Fair value through profit & loss
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	0	0
Not Designated as Hedging Instrument | Financial Instruments Assets | Tax equity | Fair value through OCI
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	0	0
Not Designated as Hedging Instrument | Financial Instruments Assets | IFRS 9 PPAs | Fair value through profit & loss
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	9	1
Not Designated as Hedging Instrument | Financial Instruments Assets | IFRS 9 PPAs | Fair value through OCI
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	0	0
Not Designated as Hedging Instrument | Financial Instruments Liabilities | Fair value through profit & loss
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	(1,488)	(651)
Not Designated as Hedging Instrument | Financial Instruments Liabilities | Fair value through OCI
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	0	0
Not Designated as Hedging Instrument | Financial Instruments Liabilities | Energy derivative contracts | Fair value through profit & loss
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	(74)	(194)
Not Designated as Hedging Instrument | Financial Instruments Liabilities | Energy derivative contracts | Fair value through OCI
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	0	0
Not Designated as Hedging Instrument | Financial Instruments Liabilities | Interest rate swaps | Fair value through profit & loss
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	(3)	0
Not Designated as Hedging Instrument | Financial Instruments Liabilities | Interest rate swaps | Fair value through OCI
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	0	0
Not Designated as Hedging Instrument | Financial Instruments Liabilities | Foreign exchange swaps | Fair value through profit & loss
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	(16)	(9)
Not Designated as Hedging Instrument | Financial Instruments Liabilities | Foreign exchange swaps | Fair value through OCI
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	0	0
Not Designated as Hedging Instrument | Financial Instruments Liabilities | Investments in debt and equity securities | Fair value through profit & loss
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	0	0
Not Designated as Hedging Instrument | Financial Instruments Liabilities | Investments in debt and equity securities | Fair value through OCI
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	0	0
Not Designated as Hedging Instrument | Financial Instruments Liabilities | Tax equity | Fair value through profit & loss
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	(935)	(353)
Not Designated as Hedging Instrument | Financial Instruments Liabilities | Tax equity | Fair value through OCI
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	0	0
Not Designated as Hedging Instrument | Financial Instruments Liabilities | IFRS 9 PPAs | Fair value through profit & loss
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	(460)	(95)
Not Designated as Hedging Instrument | Financial Instruments Liabilities | IFRS 9 PPAs | Fair value through OCI
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	$ 0	$ 0